Cover	May 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 30, 2023
Entity Registrant Name	HEALTHCARE SERVICES GROUP, INC.
Entity File Number	0-12015
Entity Address, Address Line One	3220 Tillman Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bensalem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19020
City Area Code	215
Local Phone Number	639-4274
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000731012
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2018365
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	HCSG
Security Exchange Name	NASDAQ
Amendment Flag	false